SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Tax and surcharges	$ (17,567)	$ (44,898)	$ (42,510)
Net Revenues	1,754,935	6,914,474	3,695,217
Retained earnings	(36,256,612)	(1,429,623)
Adjustment
Disaggregation of Revenue [Line Items]
Net Revenues	1,772,502	6,959,372	3,737,727
ASU 2014-09
Disaggregation of Revenue [Line Items]
Net Revenues	1,754,935	6,914,474	3,695,217
Commission service
Disaggregation of Revenue [Line Items]
Revenue	82,054
Recommendation service
Disaggregation of Revenue [Line Items]
Revenue	0	3,754,738
Interest income
Disaggregation of Revenue [Line Items]
Revenue	$ 1,690,448	3,043,096	3,552,759
Other
Disaggregation of Revenue [Line Items]
Revenue		$ 161,538	$ 184,968